Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

02012023

1-143

FEB 20 2002

February 20, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 27 2002
THOMSON FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, General Motors Corporation, 7.25% Senior Notes due February 15, 2052 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 20, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho